INTANGIBLE ASSETS, NET (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Amortization of Intangible Assets	$ 4,627,306	$ 1,026,761	$ 737,203
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	6,504,447
Finite-Lived Intangible Assets, Amortization Expense, Year Two	5,948,216
Finite-Lived Intangible Assets, Amortization Expense, Year Three	5,796,685
Finite-Lived Intangible Assets, Amortization Expense, Year Four	5,471,085
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 4,202,795